LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 815,311
Balance at end of the year	861,744	R$ 815,311
Gross cost
Summary of changes in the Right-of-use assets
Balance at beginning of the year	1,281,690	987,135	R$ 836,368
Additions	221,046	234,823	143,521
Disposals	(137,785)	(30,605)	(35,555)
Remeasurements	106,391	9,693	32,212
Loss of control of subsidiary (note 3.4)	(3,196)
Foreign exchange effect	30,690	80,644	10,589
Balance at end of the year	1,498,836	1,281,690	987,135
Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(466,379)	(209,821)
Depreciation	(291,134)	(260,761)	(214,771)
Disposals	133,631	23,081	6,588
Loss of control of subsidiary (note 3.4)	2,090
Foreign exchange effect	(15,300)	(18,878)	(1,638)
Balance at end of the year	(637,092)	(466,379)	(209,821)
Right-of-use assets.
Summary of changes in the Right-of-use assets
Balance at beginning of the year	815,311	777,314
Balance at end of the year	861,744	815,311	777,314
Land and buildings | Gross cost
Summary of changes in the Right-of-use assets
Balance at beginning of the year	301,940	283,994	243,250
Additions	48,504	5,670	14,062
Disposals	(5,621)	(14,583)	(10,493)
Remeasurements	40,024	111	33,322
Foreign exchange effect	8,152	26,748	3,853
Balance at end of the year	392,999	301,940	283,994
Land and buildings | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(97,619)	(49,483)
Depreciation	(59,284)	(51,451)	(50,080)
Disposals	3,668	8,601	1,330
Foreign exchange effect	(3,574)	(5,286)	(733)
Balance at end of the year	(156,809)	(97,619)	(49,483)
Land and buildings | Right-of-use assets.
Summary of changes in the Right-of-use assets
Balance at beginning of the year	204,321	234,511
Balance at end of the year	236,190	204,321	234,511
Machines, equipments, and installations | Gross cost
Summary of changes in the Right-of-use assets
Balance at beginning of the year	738,330	533,286	436,401
Additions	135,652	185,116	117,653
Disposals	(109,947)	(14,846)	(22,993)
Remeasurements	55,866	(3,035)	(2,346)
Loss of control of subsidiary (note 3.4)	(2,894)
Foreign exchange effect	13,828	37,809	4,571
Balance at end of the year	830,835	738,330	533,286
Machines, equipments, and installations | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(284,656)	(123,277)
Depreciation	(186,300)	(166,741)	(127,399)
Disposals	108,532	13,453	4,250
Loss of control of subsidiary (note 3.4)	1,860
Foreign exchange effect	(7,889)	(8,091)	(128)
Balance at end of the year	(368,453)	(284,656)	(123,277)
Machines, equipments, and installations | Right-of-use assets.
Summary of changes in the Right-of-use assets
Balance at beginning of the year	453,674	410,009
Balance at end of the year	462,382	453,674	410,009
Data electronic equipment | Gross cost
Summary of changes in the Right-of-use assets
Balance at beginning of the year	120,476	107,413	106,787
Additions	291	175	742
Disposals	(151)		(162)
Remeasurements	6,456	12,548
Loss of control of subsidiary (note 3.4)	(302)
Foreign exchange effect	111	340	46
Balance at end of the year	126,881	120,476	107,413
Data electronic equipment | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(30,925)	(15,396)
Depreciation	(13,800)	(15,459)	(15,419)
Disposals	97		32
Loss of control of subsidiary (note 3.4)	230
Foreign exchange effect	(45)	(70)	(9)
Balance at end of the year	(44,443)	(30,925)	(15,396)
Data electronic equipment | Right-of-use assets.
Summary of changes in the Right-of-use assets
Balance at beginning of the year	89,551	92,017
Balance at end of the year	82,438	89,551	92,017
Other | Gross cost
Summary of changes in the Right-of-use assets
Balance at beginning of the year	120,944	62,442	49,930
Additions	36,599	43,862	11,064
Disposals	(22,066)	(1,176)	(1,907)
Remeasurements	4,045	69	1,236
Foreign exchange effect	8,599	15,747	2,119
Balance at end of the year	148,121	120,944	62,442
Other | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(53,179)	(21,665)
Depreciation	(31,750)	(27,110)	(21,873)
Disposals	21,334	1,027	976
Foreign exchange effect	(3,792)	(5,431)	(768)
Balance at end of the year	(67,387)	(53,179)	(21,665)
Other | Right-of-use assets.
Summary of changes in the Right-of-use assets
Balance at beginning of the year	67,765	40,777
Balance at end of the year	R$ 80,734	R$ 67,765	R$ 40,777